Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2020
QDM Holdings Limited [Member]
Accounts Receivable	Accounts receivable consists of the following:
	March 31, 2020	March 31, 2019
	US$	US$
Accounts receivable	9,865	48,713
Less: allowance for doubtful accounts	-	-
Total	9,865	48,713